Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Subsidiaries Included In Consolidated Financial Statements [Abstract]
Subsidiaries Included in the Consolidated Financial Statements [Table Text Block]
		Country of	Nature /	Statement of operations
Company Name		Incorporation	Vessel Name	2014	2013	2012
1	Altius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
2	Fortius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
3	Ermina Marine Ltd.	Marshall Islands	Dissolved (2)	—	—	—
4	Chinook Waves Corporation	Marshall Islands	Dissolved (3)	—	—	—
5	Compass Overseas Ltd.	Bermuda	Vessel owning company (4)	—	—	1/1/2012 — 01/31/2012
6	Compassion Overseas Ltd.	Bermuda	Vessel owning company (4)	—	—	1/1/2012 — 01/31/2012
7	Australia Holdings Ltd.	Liberia	Vessel owning company (5)	—	—	1/1/2012 — 01/31/2012
8	Brazil Holdings Ltd.	Liberia	Vessel owning company (6)	—	—	1/1/2012 — 03/19/2012
9	China Holdings Ltd.	Liberia	Dissolved (7)	—	—	1/1/2012 — 02/11/2012
10	Curby Navigation Ltd.	Liberia	Foreclosed / Dissolved (8)	—	—	1/1/2012 — 03/14/2012
11	Newlead Victoria Ltd.	Liberia	M/V Newlead Victoria	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013	1/1/2012 — 12/31/2012
12	Grand Venetico Inc.	Marshall Islands	Vessel owning company (9)	—	—	1/1/2012 — 05/08/2012
13	Grand Oceanos Inc.	Liberia	Vessel owning company (10)	—	—	1/1/2012 — 01/11/2012
14	Grand Rodosi Inc.	Liberia	Dissolved (11)	—	—	1/1/2012 — 02/07/2012
15	Challenger Enterprises Ltd.	Liberia	Vessel owning company (12)	—	—	1/1/2012 — 07/19/2012
16	Crusader Enterprises Ltd.	Liberia	Vessel owning company (12)	—	—	1/1/2012 — 07/27/2012
17	Newlead Shipping S.A.	Panama	Management company	—	—	—
18	Newlead Bulkers S.A.	Liberia	Management company	—	—	—
19	AMT Management Ltd.	Marshall Islands	Management company	—	—	—
20	Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC)	Delaware, USA	Operating company (13)	—	—	—
21	Leading Marine Consultants Inc.	Marshall Islands	Dissolved (14)	—	—	—
22	Ayasha Trading Corporation	Liberia	Foreclosed (15)	—	—	1/1/2012 — 02/24/2012
23	Bethune Properties S.A.	Liberia	Foreclosed (16)	—	—	1/1/2012 — 02/24/2012
24	Grand Esmeralda Inc.	Liberia	Vessel owning company (17)	—	—	1/1/2012 — 02/16/2012
25	Grand Markela Inc.	Liberia	M/V Newlead Markela	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013	1/1/2012 — 12/31/2012
26	Grand Spartounta Inc.	Marshall Islands	Dissolved (18)	—	—	—
27	Newlead Progress Inc.	Marshall Islands	Dissolved (19)	—	—	—
28	Newlead Prosperity Inc.	Marshall Islands	Vessel owning company (18)	—	—	—
29	Grand Affection S.A.	Marshall Islands	Dissolved (20)	—	—	1/1/2012 — 03/26/2012
30	Grand Affinity S.A.	Marshall Islands	Dissolved (21)	—	—	—
31	Grand Victoria Pte Ltd.	Singapore	Dormant company	—	—	—
32	Newlead Bulker Holdings Inc.	Marshall Islands	Sub-holding company	—	—	—
33	Newlead Tanker Holdings Inc.	Marshall Islands	Dissolved (22)	—	—	—
34	Trans Continent Navigation Ltd.	Malta	Dormant company	—	—	—
35	Trans State Navigation Ltd.	Malta	Dormant company	—	—	—
36	Bora Limited	British Virgin Islands	Dormant Company	—	—	—
37	Newlead Trading Inc.	Liberia	Dissolved (23)	—	—	—
38	New Lead JMEG LLC	Delaware, USA	Trading company (24)	—	—	—
39	Newleadjmeg Inc.	Marshall Islands	Dormant company (25)	—	—	—
40	NewLead Mojave Holdings LLC	Delaware, USA	Operating company (26)	—	—	—
41	Ocean Hope Shipping Ltd.	Malta	Dormant company	—	—	—
42	Mines Investments Corp.	Marshall Islands	Coal operating company (27)	1/1/2014 — 12/31/2014	2/12/2013 — 12/31/2013	—
43	Mine Investments LLC	Delaware, USA	Coal operating company (28)	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013	—
44	Five Mile Investment LLC	Delaware, USA	Coal operating company (28)	1/1/2014 — 12/31/2014	2/15/2013 —12/31/2013	—
45	Elk Valley Investment LLC	Delaware, USA	Coal operating company (28)	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013	—
46	Viking Acquisition Group LLC	Kentucky, USA	Coal operating company (29)	1/1/2014 — 12/31/2014	9/13/2013 — 12/31/2013	—
47	Coal Essence Mine LLC	Kentucky, USA	Coal operating company (30)	1/1/2014 — 12/31/2014	12/10/2013 — 12/31/2013	—
48	Coal Essence Prep Plant LLC	Kentucky, USA	Coal operating company (31)	1/1/2014 — 12/31/2014	12/5/2013 — 12/31/2013	—
49	Viking Prep Plant LLC	Kentucky, USA	Coal operating company (32)	1/1/2014 — 12/31/2014	12/9/2013 —12/31/2013	—
50	Newlead Albion S.A.	Marshall Islands	Bareboat Charterer (33)	3/10/2014 — 12/31/2014	—	—
51	Newlead Handies Inc.	Marshall Islands	Sub-Holding Company	3/10/2014 — 12/31/2014	—	—
52	Newlead Venetico Ltd.	Marshall Islands	Bareboat Charterer (34)	3/10/2014 — 12/31/2014	—	—
53	Newlead Tanker Acquisitions Inc.	Marshall Islands	Sub-Holding Company	10/10/2014 — 12/31/2014	—	—
54	Newlead Soltero Inc.	Marshall Islands	Bareboat Charterer (35)	11/11/2014 — 12/31/2014	—	—
55	Newlead Semillero Inc.	Marshall Islands	Bareboat Charterer (36)	11/11/2014 — 12/31/2014	—	—
56	Newlead Granadino Inc.	Marshall Islands	Shipping type company (37)	11/13/2014 — 12/31/2014	—	—
57	Newlead Hojuedo Inc.	Marshall Islands	Shipping type company (37)	11/13/2014 — 12/31/2014	—	—
58	Newlead Silletero Inc.	Marshall Islands	Shipping type company (37)	11/13/2014 — 12/31/2014	—	—
59	Nepheli Marine Company	Liberia	MT Sofia (38)	11/24/2014 — 12/31/2014	—	—
60	Kastro Compania Naviera S.A.	Liberia	MT Nepheli (38)	11/24/2014 — 12/31/2014	—	—
61	Aeolus Compania Naviera S.A.	Liberia	MT Captain Nikolas I (38)	11/24/2014 — 12/31/2014	—	—
62	Newlead Castellano Ltd.	Liberia	M/V Newlead Castellano (39)	7/17/2014 — 12/31/2014	—	—